BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

	Year ended December 31,
	2010	2011	2012

Numerator:

Net income attributed to Sapiens shareholders	$6,152	$5,897	$11,780

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	21,583	28,460	39,953
Shares and related put options issued in Harcase acquisition	10	298	114
Stock options and warrants	588	2,006	1,604

Denominator for diluted net earnings per share - adjusted weighted average number of shares	22,181	30,764	41,671